Financial risk management and financial instruments - Summary of Changes in Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	€ 1,635
At December 31	2,181	€ 1,635
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	1,550	1,154	€ 1,094
Changes in fair value recorded in other comprehensive income	561	396	60
At December 31	€ 2,111	€ 1,550	€ 1,154